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                                    FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number: _________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RR Advisors, LLC
Address: 200 Crescent Court, Suite 1060
         Dallas, Texas 75201

Form 13F File Number: 28-11321

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert J. Raymond
Title: Member
Phone: (972) 464-5935

Signature, Place, and Date of Signing:


/s/ Robert J. Raymond                       Dallas, Texas      February 5, 2009
--------------------------------------   ------------------   ------------------
(Signature)                                 (City, State)           (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       28

Form 13F Information Table Value Total: $245,610(thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

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                           FORM 13F INFORMATION TABLE

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
            COLUMN 1                 COLUMN 2     COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
-------------------------------- --------------- --------- ---------- -------------------- ---------- -------- ---------------------
                                                                                                                  VOTING AUTHORITY
                                                              VALUE   SHRS OR PRN SH/ PUT/ INVESTMENT   OTHER  ---------------------
         NAME OF ISSUER           TITLE OF CLASS   CUSIP   (x $1,000)     AMT     PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
-------------------------------- --------------- --------- ---------- ----------- --- ---- ---------- -------- --------- ------ ----
Concho Res Inc                         COM       20605P101        228      10,000 SH       SOLE                   10,000
Contango Oil & Gas Co                  COM       21075N204      7,933     140,900 SH       SOLE                  140,900
Continental Resources Inc              COM       212015101      1,864      90,000 SH       SOLE                   90,000
Copano Energy LLC                   COM UNITS    217202100     29,639   2,539,794 SH       SOLE                2,539,794
CREDO Petroleum Corp.                  COM       225439207     11,569   1,837,000 SH       SOLE                1,837,000
Crosstex Energy, Inc.                  COM       22765Y104        875     224,433 SH       SOLE                  224,433
Crosstex Energy LP                     COM       22765U102      4,109     940,183 SH       SOLE                  940,183
Denbury Res Inc                        COM       247916208      2,264     207,300 SH       SOLE                  207,300
Eagle Rock Energy Partners LP         UNIT       26985R104     12,953   2,750,124 SH       SOLE                2,750,124
El Paso Pipeline Partners LP       COM UNIT LPI  283702108      1,370      87,800 SH       SOLE                   87,800
Energy Transfer Equity LP         COM UT LTD PTN 29273V100     10,978     677,256 SH       SOLE                  677,256
Energy Transfer Partners LP       UNIT LTD PARTN 29273R109     18,763     551,700 SH       SOLE                  551,700
Genesis Energy LP                 UNIT LTD PARTN 371927104      3,547     408,300 SH       SOLE                  408,300
Hiland Holdgs GP LP                UNIT LP INT   43129M107        274     115,814 SH       SOLE                  115,814
Holly Energy Partners LP          COM UT LTD PTN 435763107      2,295     107,500 SH       SOLE                  107,500
Kinder Morgan Energy Partners LP  UT LTD PARTNER 494550106        334       7,300 SH       SOLE                    7,300
K-Sea Transn Partners LP               COM       48268Y101      2,903     225,020 SH       SOLE                  225,020
Legacy Reserves LP                 UNIT LP INT   524707304      4,557     489,518 SH       SOLE                  489,518
Linn Energy LLC                   UNIT LTD LIAB  536020100     20,468   1,367,263 SH       SOLE                1,367,263
Magellan Midstream Partners LP   COM UNIT RP LP  559080108        302      10,000 SH       SOLE                   10,000
NuStar Energy, LP                    UNIT COM    67058H102      1,211      29,500 SH       SOLE                   29,500
Nustar GP Holdings LLC               UNIT COM    67059L102        603      34,100 SH       SOLE                   34,100
Plains All American Pipeline LP  UNIT LTD PARTN  726503105     67,020   1,931,979 SH       SOLE                1,931,979
Regency Energy Partners, LP       COM UNITS LP   75885Y107     19,845   2,465,277 SH       SOLE                2,465,277
Star Gas Partners LP             UNIT LTD PARTNR 85512C105      3,028   1,267,126 SH       SOLE                1,267,126
Suncor Energy Inc                      COM       867229106      1,755      90,000 SH       SOLE                   90,000
Western Gas Partners LP          COM UNIT LP IN  958254104      8,096     631,000 SH       SOLE                  631,000
Williams Partners LP               COM UNIT LP   96950F104      6,827     571,742 SH       SOLE                  571,742
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